SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	300,000
Total compensation cost not yet recognized	$ 1,500
Total compensation cost not yet recognized, period for recognition	1 year 7 months 6 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	407,130
Granted (in shares)	108,761
Vested (in shares)	(249,526)
Forfeited (in shares)	(4,384)
Outstanding, ending balance (in shares)	261,981	407,130
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 6.31
Granted (in dollars per share)	13.07
Vested (in dollars per share)	3.92
Forfeited (in dollars per share)	12.88
Outstanding, ending balance (in dollars per share)	$ 11.29	$ 6.31
Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options [Abstract]
Expected dividend yield			0.31%
Risk-free interest rate			1.12%
Expected life			6 years
Expected volatility			101.30%
Per share weighted-average fair value (in dollars per share)			$ 4.98
Information regarding options exercised [Abstract]
Intrinsic value	$ 444	$ 321	$ 117
Cash proceeds received	137	96	39
Tax benefit realized	$ 155	$ 112	$ 0
Maximum matching contribution, percent	6.00%
Employee matching contribution, percentage	50.00%	100.00%	100.00%
Maximum contribution of employees' eligible wages	4.00%	2.00%	1.00%
Employee stock ownership plan (ESOP), contributions	2.00%	2.00%	3.00%
401(k) and employee stock ownership plans amount expensed	$ 1,200	$ 1,000	$ 1,200
Performance-based compensation expense	5,700	4,200	5,000
Health care and life insurance expense	3,600	3,900	3,800
Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Total compensation expense (recovery) recognized	1,400	1,000	900
Tax benefit relating to compensation expense recognized	$ 500	$ 400	$ 0
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	281,820
Granted (in shares)	0
Exercised (in shares)	(42,204)
Forfeited (in shares)	(2,096)
Expired (in shares)	(1,924)
Outstanding, ending balance (in shares)	235,596	281,820
Vested and expected to vest, period end (in shares)	234,949
Exercisable, period end (in shares)	213,154
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 4.69
Exercised (in dollars per share)	3.25
Forfeited (in dollars per share)	4.77
Expired (in dollars per share)	6.79
Outstanding, ending balance (in dollars per share)	4.94	$ 4.69
Vested and expected to vest, period end (in dollars per share)	4.93
Exercisable, period end (in dollars per share)	$ 4.78
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted-Average Remaining Contractual Term	6 years 1 month 13 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term	6 years 1 month 10 days
Exercisable, Weighted-Average Remaining Contractual Term	5 years 11 months 23 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value	$ 2,443
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,437
Exercisable, Aggregate Intrinsic Value	$ 2,245
Director [Member]
Share based compensation arrangements [Line Items]
Shares issues as retainer fees (in shares)	10,000	10,000	60,000
President [Member]
Share based compensation arrangements [Line Items]
Salary stock	$ 0	$ 0	$ 20
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Number of restricted stock units issued to executive officers (in shares)	70,000	70,000	100,000
Vesting period	3 years	3 years	3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Number of restricted stock units issued to executive officers (in shares)	30,000	30,000
Vesting period	3 years	3 years
Senior Officers [Member] | Stock Options [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Vesting period			3 years
Number of stock options issued to officers (in shares)			100,000
Expire period from date of grant of stock option			10 years
Non-Employee Directors [Member]
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	200,000
Total compensation expense (recovery) recognized	$ 100	$ 200	$ 300
Tax benefit relating to compensation expense recognized	$ 30	$ 100	$ 0